Long-term debt - Schedule of Changes in Liabilities Derived from Financing Activities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Interest expense	$ 299,942	$ 212,294	$ 183,332
Financial obligations		$ 21,018